Expense Example	Mar. 27, 2026 USD ($)
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 790
Expense Example, with Redemption, 3 Years	1,018
Expense Example, with Redemption, 5 Years	1,368
Expense Example, with Redemption, 10 Years	2,353
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,620
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	790
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,493
Expense Example, with Redemption, 10 Years	2,643
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	2,950
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class I shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	2,024
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	793
Expense Example, with Redemption, 3 Years	3,753
Expense Example, with Redemption, 5 Years	6,076
Expense Example, with Redemption, 10 Years	9,722
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	3,412
Expense Example, with Redemption, 5 Years	5,903
Expense Example, with Redemption, 10 Years	$ 9,757